Acquisitions - Schedule of Assets Acquired Based on Their Relative Fair Values (Parenthetical) (Detail) - USD ($)	Apr. 05, 2019	Aug. 12, 2020
Year 2020 [Member] | Acquisition Of Sun Peak [Member]
Asset Acquisition [Line Items]
Asset acquistion recognized identifiable assets acquired and liabilities assumed cash		$ 400
Asset acquisition recognized identifiable assets acquired and liabilities assumed restricted cash		$ 1,800
2019 Acquisition [Member] | Acquisition Of GSE [Member]
Asset Acquisition [Line Items]
Asset acquistion recognized identifiable assets acquired and liabilities assumed restricted cash acquired	$ 300,000